MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
Schedule of Marketable Securities
	December 31, 2015				December 31, 2014
		Gross unrealized	Gross unrealized	Fair		Gross unrealized	Gross unrealized	Fair
	Cost	gains	Losses	value	Cost	gains	losses	value
Available-for-sale:

US Government treasuries	$1,898	$-	$-	$1,898	$3,349	$-	$-	$3,349
Equity securities	$703	$458	$-	$1,161	$703	$482	$-	$1,185

	$2,601	$458	$-	$3,059	$4,052	$482	$-	$4,534